Capital Stock (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019	Nov. 14, 2019	Nov. 04, 2019	Sep. 12, 2019	Aug. 12, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable	12,415,284	22,514,771
Warrants price per share			$ 0.90	$ 0.90	$ 0.66	$ 0.66
Exercise price CAD$0.66
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable		248,350
Warrants price per share		$ 0.66
Expiry dates		15 August 2019
Exercise price CAD$0.66
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable		58,324
Warrants price per share		$ 0.66
Expiry dates		16 August 2019
Exercise price CAD$0.66
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable		60,612
Warrants price per share		$ 0.66
Expiry dates		3 November 2019
Exercise price CAD$0.90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable		9,094,808
Warrants price per share		$ 0.90
Expiry dates		14 November 2019
Exercise price CAD$0.90
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable		637,393
Warrants price per share		$ 0.90
Expiry dates		1 December 2019
Exercise price CAD$1.50
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable	11,780,134	11,780,134
Exercise price	$ 1.50
Warrants price per share		$ 1.50
Expiry dates	17 May 2023	17 May 2023
Exercise price CAD$1.25
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of warrants outstanding and exercisable	635,150	635,150
Exercise price	$ 1.25
Warrants price per share		$ 1.25
Expiry dates	16 May 2023	17 May 2023